Financial Instruments and Fair Value Measurements - Derivatives not Designated as Hedging Instruments (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Derivative Instruments Not Designated as Hedging Instruments
Interest rate swaps	$ (11,448)	$ (12,403)
Total	(11,448)	(12,403)
Loss on interest rate swaps
Derivative Instruments Not Designated as Hedging Instruments
Interest rate swaps	$ (11,448)	$ (12,403)